Fair Value Measurements - New Money PIPE Subscription Agreements and Letter Agreements, Warrants (Details) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 29, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 21, 2023 USD ($)	Dec. 31, 2023 USD ($) D $ / shares shares	Mar. 29, 2024 $ / shares	Dec. 31, 2016 USD ($) $ / shares
Fair Value Measurements
Loss on issuance of forward purchase agreement derivative contract				$ (8,400)
Embedded forward purchase agreements and derivative liabilities			$ 250	41,043		$ 41,043
Change in fair value of embedded forward purchase agreements and derivative liabilities			(22,917)	(8,366)	$ (11,789)
Exercise price per warrant | $ / shares								$ 7.3097
Warrants liability at fair value			12,000	1,447		$ 1,447		$ 800
Change in fair value of warrants			20,903	$ (2,318)
Warrants Exercised on Cashless Basis [Member] | Maximum
Fair Value Measurements
Number of common stock per warrant | shares				0.361		0.361
Priveterra
Fair Value Measurements
Number of warrants issued | shares		14,479,999		14,479,999
Warrants liability at fair value			$ 12,000	$ 1,400		$ 1,400
Change in fair value of warrants		$ 20,900		$ 2,300
Public warrants
Fair Value Measurements
Number of common stock per warrant | shares				1		1
Exercise price per warrant | $ / shares				$ 11.50		$ 11.50	$ 11.50
Warrants exercisable term						30 days
Warrants expiration term				5 years		5 years
Redemption price per warrant | $ / shares						$ 0.01
Redemption period						30 days
Public warrants | if the closing price of the Company's common stock equals or exceeds $18.00 per share
Fair Value Measurements
Share price | $ / shares				$ 18.00		$ 18.00
Threshold trading days for redemption of warrants | D						20
Threshold consecutive trading days for redemption of warrants | D						30
Number of business days before the entity send notice of redemption, considered for trading period term | D						3
Public warrants | if the closing price of the Company's common stock equals or exceeds $10.00 per share
Fair Value Measurements
Redemption price per warrant | $ / shares						$ 0.10
Redemption period						30 days
Share price | $ / shares				$ 10.00		$ 10.00
Threshold trading days for redemption of warrants | D						20
Threshold consecutive trading days for redemption of warrants | D						30
Number of business days before the entity send notice of redemption, considered for trading period term | D						3
Public warrants | Priveterra
Fair Value Measurements
Number of warrants issued | shares		9,200,000		9,200,000
Private placement warrants | Priveterra
Fair Value Measurements
Number of warrants issued | shares		5,279,999		5,279,999
New Money PIPE Subscription Agreements | ACM Investor
Fair Value Measurements
Amount Obligated to Pay to Entity	$ 3,500
Obligated to pay	$ 3,500
New Money PIPE Subscription Agreements | Common Class A [Member]
Fair Value Measurements
Number of shares purchased by seller from third-parties through a broker in the open market | shares	236,236
Number of shares purchased by seller from third-parties through a broker in the open market | shares	236,236
New Money PIPE Subscription Agreements | Priveterra | ACM Investor
Fair Value Measurements
Proceeds from Issuance of Common Stock	$ 900
New Money PIPE Subscription Agreements | Priveterra | Polar [Member]
Fair Value Measurements
Proceeds from Issuance of Common Stock	$ 3,500
New Money PIPE Subscription Agreements | Priveterra | Common Class A [Member]
Fair Value Measurements
Stock Issued During Period, Shares, New Issues | shares	1,001,000
Proceeds from Issuance of Common Stock	$ 7,000
Loss on issuance of common stock shares	$ 6,400
Share price | $ / shares	$ 7.00
Letter Agreement | Sponsor
Fair Value Measurements
Loss on issuance of forward purchase agreement derivative contract	$ (400)
Number of shares to be transferred by sponsor | shares	400,000
Threshold business days for transfer of shares	15 days
Threshold consecutive trading days ending on the trading day immediately prior to the Measurement Date	5 days
Embedded forward purchase agreements and derivative liabilities		$ 300		$ 700		$ 700
Change in fair value of embedded forward purchase agreements and derivative liabilities		$ 400		$ 300
Share price | $ / shares	$ 7.00